SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) $ in Thousands	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 146,032
Maturities of financial liabilities	135,466
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	46,219
Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	46,219
Consideration payable [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35,066
Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	43,970
Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	45,168
Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	109
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of financial liabilities	92,545
Not later than one year [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	40,080
Not later than one year [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,458
Not later than one year [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	44,968
Not later than one year [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	39
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of financial liabilities	17,960
Later than one year and not later than two years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	6,139
Later than one year and not later than two years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	11,586
Later than one year and not later than two years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	200
Later than one year and not later than two years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of financial liabilities	18,791
Later than three years and not later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three years and not later than five years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,756
Later than three years and not later than five years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than three years and not later than five years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	35
Later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of financial liabilities	6,170
Later than five years [member] | Trade payables and accrued liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Consideration payable [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	6,170
Later than five years [member] | Loans payables [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Lease payments [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities